Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Prepaid Expenses And Other Current Assets
Prepaid marketing costs	$ 51,988	$ 298,300	$ 1,727,669
Prepaid insurance	127,493	230,404	175,620
Prepaid gaming costs	482,568	575,113	687,866
Prepaid interest
Other	307,126	439,236	673,189
Prepaid expenses and other current assets	$ 969,175	$ 1,543,053	$ 3,264,344